RETIREMENT BENEFITS - Fair Value Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. pension and postretirement benefit plans
Defined Benefit Plan Disclosure
Other investment liabilities	$ (525,000,000)	$ (635,000,000)
Total net assets	12,303,000,000	13,081,000,000
U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Other investment liabilities	(10,000,000)	(17,000,000)
U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Other investment liabilities	(515,000,000)	(618,000,000)
U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Other investment liabilities	0	0
U.S. pension and postretirement benefit plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	694,000,000	773,000,000
U.S. pension and postretirement benefit plans | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	694,000,000	773,000,000
U.S. pension and postretirement benefit plans | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	816,000,000	588,000,000
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	816,000,000	588,000,000
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mutual funds
Defined Benefit Plan Disclosure
Total assets	223,000,000	216,000,000
U.S. pension and postretirement benefit plans | Mutual funds | Level 1
Defined Benefit Plan Disclosure
Total assets	223,000,000	216,000,000
U.S. pension and postretirement benefit plans | Mutual funds | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mutual funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,172,000,000	1,178,000,000
U.S. pension and postretirement benefit plans | U.S. Treasury | Level 1
Defined Benefit Plan Disclosure
Total assets	1,172,000,000	1,178,000,000
U.S. pension and postretirement benefit plans | U.S. Treasury | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. Treasury | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S Agency
Defined Benefit Plan Disclosure
Total assets	105,000,000	0
U.S. pension and postretirement benefit plans | U.S Agency | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S Agency | Level 2
Defined Benefit Plan Disclosure
Total assets	105,000,000	113,000,000
U.S. pension and postretirement benefit plans | U.S Agency | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1,681,000,000	1,534,000,000
U.S. pension and postretirement benefit plans | U.S. corporate bonds | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | U.S. corporate bonds | Level 2
Defined Benefit Plan Disclosure
Total assets	1,681,000,000	1,534,000,000
U.S. pension and postretirement benefit plans | U.S. corporate bonds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Foreign government
Defined Benefit Plan Disclosure
Total assets	309,000,000	0
U.S. pension and postretirement benefit plans | Foreign government | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Foreign government | Level 2
Defined Benefit Plan Disclosure
Total assets	309,000,000	357,000,000
U.S. pension and postretirement benefit plans | Foreign government | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	440,000,000	417,000,000
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond | Level 2
Defined Benefit Plan Disclosure
Total assets	440,000,000	417,000,000
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	124,000,000	0
U.S. pension and postretirement benefit plans | State and municipal securities | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | State and municipal securities | Level 2
Defined Benefit Plan Disclosure
Total assets	124,000,000	132,000,000
U.S. pension and postretirement benefit plans | State and municipal securities | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	42,000,000	41,000,000
U.S. pension and postretirement benefit plans | Asset-backed securities | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Asset-backed securities | Level 2
Defined Benefit Plan Disclosure
Total assets	42,000,000	41,000,000
U.S. pension and postretirement benefit plans | Asset-backed securities | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	60,000,000	76,000,000
U.S. pension and postretirement benefit plans | Mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure
Total assets	60,000,000	76,000,000
U.S. pension and postretirement benefit plans | Mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	27,000,000	59,000,000
U.S. pension and postretirement benefit plans | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total assets	27,000,000	59,000,000	$ 91,000,000
U.S. pension and postretirement benefit plans | Derivatives
Defined Benefit Plan Disclosure
Total assets	527,000,000	649,000,000
U.S. pension and postretirement benefit plans | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total assets	6,000,000	12,000,000
U.S. pension and postretirement benefit plans | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total assets	521,000,000	637,000,000
U.S. pension and postretirement benefit plans | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan Disclosure
Total assets	147,000,000	161,000,000
U.S. pension and postretirement benefit plans | Other investments | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Total assets	147,000,000	161,000,000	150,000,000
U.S. pension and postretirement benefit plans | Total investments
Defined Benefit Plan Disclosure
Total assets	6,367,000,000	6,294,000,000
Net investments at fair value	7,044,000,000	7,057,000,000
Plan assets valued at NAV		2,496,000,000	3,284,000,000
U.S. pension and postretirement benefit plans | Total investments | Level 1
Defined Benefit Plan Disclosure
Total assets	2,911,000,000	2,767,000,000
Net investments at fair value	3,039,000,000	2,861,000,000
U.S. pension and postretirement benefit plans | Total investments | Level 2
Defined Benefit Plan Disclosure
Total assets	3,282,000,000	3,307,000,000
Net investments at fair value	3,831,000,000	3,976,000,000
U.S. pension and postretirement benefit plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Total assets	174,000,000	220,000,000	241,000,000
Net investments at fair value	174,000,000	220,000,000
U.S. pension and postretirement benefit plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	1,202,000,000	1,398,000,000
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total assets	138,000,000	111,000,000
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total assets	1,064,000,000	1,287,000,000
U.S. pension and postretirement benefit plans | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
U.S. pension and postretirement benefit plans | Other investment receivables
Defined Benefit Plan Disclosure
Plan assets valued at NAV	18,000,000	63,000,000
U.S. pension and postretirement benefit plans | Securities
Defined Benefit Plan Disclosure
Plan assets valued at NAV	5,241,000,000	5,961,000,000
Non U S Pension And Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Other investment liabilities	(690,000,000)	(726,000,000)
Total net assets	7,237,000,000	8,441,000,000
Non U S Pension And Postretirement Benefit Plans | Level 1
Defined Benefit Plan Disclosure
Other investment liabilities	0	(3,000,000)
Non U S Pension And Postretirement Benefit Plans | Level 2
Defined Benefit Plan Disclosure
Other investment liabilities	(690,000,000)	(723,000,000)
Non U S Pension And Postretirement Benefit Plans | Level 3
Defined Benefit Plan Disclosure
Other investment liabilities	0	0
Non U S Pension And Postretirement Benefit Plans | U.S. equity
Defined Benefit Plan Disclosure
Total assets	16,000,000	18,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	5,000,000	5,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	11,000,000	13,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	343,000,000	388,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total assets	74,000,000	83,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total assets	222,000,000	257,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total assets	47,000,000	48,000,000	49,000,000
Non U S Pension And Postretirement Benefit Plans | Mutual funds
Defined Benefit Plan Disclosure
Total assets		24,000,000
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 1
Defined Benefit Plan Disclosure
Total assets		0
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 2
Defined Benefit Plan Disclosure
Total assets		24,000,000
Non U S Pension And Postretirement Benefit Plans | Mutual funds | Level 3
Defined Benefit Plan Disclosure
Total assets		0
Non U S Pension And Postretirement Benefit Plans | Commingled funds
Defined Benefit Plan Disclosure
Total assets	5,000,000	10,000,000
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 1
Defined Benefit Plan Disclosure
Total assets	5,000,000	10,000,000
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 2
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Commingled funds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. Treasury | Level 1
Defined Benefit Plan Disclosure
Total assets	0
Non U S Pension And Postretirement Benefit Plans | U.S. Treasury | Level 2
Defined Benefit Plan Disclosure
Total assets	1,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. Treasury | Level 3
Defined Benefit Plan Disclosure
Total assets	0
Non U S Pension And Postretirement Benefit Plans | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	360,000,000	350,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. corporate bonds | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | U.S. corporate bonds | Level 2
Defined Benefit Plan Disclosure
Total assets	360,000,000	350,000,000
Non U S Pension And Postretirement Benefit Plans | U.S. corporate bonds | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Foreign government
Defined Benefit Plan Disclosure
Total assets	3,057,000,000	3,434,000,000
Non U S Pension And Postretirement Benefit Plans | Foreign government | Level 1
Defined Benefit Plan Disclosure
Total assets	2,886,000,000	3,213,000,000
Non U S Pension And Postretirement Benefit Plans | Foreign government | Level 2
Defined Benefit Plan Disclosure
Total assets	171,000,000	220,000,000
Non U S Pension And Postretirement Benefit Plans | Foreign government | Level 3
Defined Benefit Plan Disclosure
Total assets	0	1,000,000	0
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	775,000,000	869,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond | Level 1
Defined Benefit Plan Disclosure
Total assets	87,000,000	99,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond | Level 2
Defined Benefit Plan Disclosure
Total assets	683,000,000	765,000,000
Non U S Pension And Postretirement Benefit Plans | Non-U.S. corporate bond | Level 3
Defined Benefit Plan Disclosure
Total assets	5,000,000	5,000,000	5,000,000
Non U S Pension And Postretirement Benefit Plans | Real estate
Defined Benefit Plan Disclosure
Total assets	4,000,000	3,000,000
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 2
Defined Benefit Plan Disclosure
Total assets	3,000,000	3,000,000
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 3
Defined Benefit Plan Disclosure
Total assets	1,000,000	0
Non U S Pension And Postretirement Benefit Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	22,000,000	1,000,000
Non U S Pension And Postretirement Benefit Plans | Mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure
Total assets	22,000,000	0
Non U S Pension And Postretirement Benefit Plans | Mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure
Total assets	0	1,000,000
Non U S Pension And Postretirement Benefit Plans | Mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	42,000,000	33,000,000
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total assets	1,000,000	1,000,000
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total assets	41,000,000	32,000,000	32,000,000
Non U S Pension And Postretirement Benefit Plans | Derivatives
Defined Benefit Plan Disclosure
Total assets		11,000,000
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total assets		11,000,000
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total assets		0
Non U S Pension And Postretirement Benefit Plans | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total assets		0
Non U S Pension And Postretirement Benefit Plans | Other investments
Defined Benefit Plan Disclosure
Total assets	164,000,000	167,000,000
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 1
Defined Benefit Plan Disclosure
Total assets	1,000,000	1,000,000
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 2
Defined Benefit Plan Disclosure
Total assets	0	1,000,000
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 3
Defined Benefit Plan Disclosure
Total assets	163,000,000	165,000,000	202,000,000
Non U S Pension And Postretirement Benefit Plans | Total investments
Defined Benefit Plan Disclosure
Total assets	4,789,000,000	5,308,000,000
Net investments at fair value	0	4,696,000,000
Plan assets valued at NAV		5,000,000	11,000,000
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 1
Defined Benefit Plan Disclosure
Total assets	3,080,000,000	3,422,000,000
Net investments at fair value	3,153,000,000	3,531,000,000
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 2
Defined Benefit Plan Disclosure
Total assets	1,452,000,000	1,635,000,000
Net investments at fair value	764,000,000	914,000,000
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 3
Defined Benefit Plan Disclosure
Total assets	257,000,000	251,000,000	$ 288,000,000
Net investments at fair value	257,000,000	251
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	75,000,000	114,000,000
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total assets	73,000,000	112,000,000
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total assets	2,000,000	2,000,000
Non U S Pension And Postretirement Benefit Plans | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total assets	0	0
Non U S Pension And Postretirement Benefit Plans | Other investment receivables
Defined Benefit Plan Disclosure
Plan assets valued at NAV	97,000,000	114,000,000
Non U S Pension And Postretirement Benefit Plans | Securities
Defined Benefit Plan Disclosure
Plan assets valued at NAV	2,966,000,000	3,631,000,000
U.S. Pension Plans
Defined Benefit Plan Disclosure
Total net assets	$ 12,137,000,000	$ 13,071,000,000
Allocable interest (as a percent)	98.60%	99.90%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Total net assets	$ 166,000,000	$ 10,000,000
Allocable interest (as a percent)	1.40%	0.01%